Business Combinations - Additional information (Detail) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Aug. 30, 2012 Acquisition of assets from NattyMac, LLC	Dec. 31, 2012 Acquisition of assets from NattyMac, LLC	Nov. 13, 2013 Subsequent Event Definitive agreement to acquire Crossline State	Nov. 13, 2013 Subsequent Event Definitive agreement to acquire Crossline Lake Forest, CA and Scottsdale, AZ Store Location	Jun. 30, 2013 Contingent earn-out liability Acquisition of assets from NattyMac, LLC Loan	Sep. 30, 2013 Contingent earn-out liability Acquisition of assets from NattyMac, LLC Loan	Dec. 31, 2012 Contingent earn-out liability Acquisition of assets from NattyMac, LLC	Aug. 30, 2012 Contingent earn-out liability Acquisition of assets from NattyMac, LLC	Jun. 30, 2013 Contingent earn-out liability Acquisition of assets from NattyMac, LLC Income approach valuation technique	Sep. 30, 2013 Contingent earn-out liability Acquisition of assets from NattyMac, LLC Income approach valuation technique	Dec. 31, 2012 Contingent earn-out liability Acquisition of assets from NattyMac, LLC Income approach valuation technique	Oct. 31, 2013 Contingent earn-out liability Subsequent Event Acquisition of assets from NattyMac, LLC
Business Acquisition [Line Items]
Number of states in which Crossline is licensed to originate mortgages							20
Number of national mortgage origination call centers Crossline operates								2
Number of retail mortgage origination branches Crossline operates								7
Deferred purchase price (in usd per mortgage loan) the Company agreed to pay to the seller												75
Contingent consideration, undiscounted amount of future payments, low range									$ 0	$ 0	$ 0
Contingent consideration, undiscounted amount of future payments, high range									2,250,000	2,250,000	2,250,000
Discount rate used													4.79%	5.37%	5.30%
Contingent earn-out liability		2,094,854	2,103,000	2,160,000									2,160,000	2,103,000	2,094,854
Number of mortgage loans funded through NattyMac's loan warehousing business									0	44
Period for payout of contingent consideration									14 months	18 months	22 months
Payment of contingent consideration																3,000
Bargain purchase gain	$ 1,172,000	$ 1,172,058			$ 1,172,058	$ 1,172,058